Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”).

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to contingent liabilities, income tax uncertainties, deferred taxes, share-based compensation, fair value of assets acquired and liabilities assumed in business combinations, as well as the determination of standalone selling prices in revenue transactions with multiple performance obligations and the estimated period of benefit for deferred contract costs. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars (“$” “dollar” or “dollars”):

The revenues of the Company and its subsidiaries, other than the Company’s subsidiary in Brazil, are substantially denominated in U.S. dollars. Financing activities are made in U.S. dollars. Therefore, the Company’s management believes that the currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the dollar, which is used as the functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are re-measured into dollars in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”.

Other than in the Company’s subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of income when they arise.

For the Company’s subsidiary in Brazil whose functional currency is the BRL, all amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of income have been translated into dollars using the average exchange rate for the relevant period in which those elements were recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income (loss) in the statements of changes in shareholders’ equity.

c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash and cash equivalents:

The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.

e.	Short-term and long-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year and which do not meet the definition of cash equivalents. Long-term bank deposits are deposits with maturities of more than one year. Such deposits include annual interest rates ranging between 4.91%-7.25% resulting in accrued interest of $2,221 and $1,845 as of December 31, 2025 and 2024, respectively. The deposits are presented according to their terms including accrued interest.

f.	Trade receivables:

Trade receivables are recognized when the Company’s right to consideration is unconditional, net of any estimated credit losses. The Company generally does not require collateral or security from its customers. The Company makes estimates of expected credit losses based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income. Allowance for credit losses as of December 31, 2025 and as of December 31, 2024 was immaterial.

g.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, short-term and long-term bank deposits, severance pay fund and trade receivables.

Cash and cash equivalents and short-term bank deposits are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The trade receivables of the Company are mainly derived from sales to a diverse set of customers located primarily in the United States, EMEA (Europe, the Middle East, and Africa) and Asia. The Company performs ongoing credit evaluations of its customers and, to date, has not experienced any significant losses

h.	Inventories, net:

Inventories are stated at the lower of cost and net realizable value and valued on a specific identification cost basis. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Inventory write-offs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-off is measured as the difference between the cost of the inventory and net realizable value based upon assumptions about future demand and is charged to the cost of revenues. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Inventory write-off expenses for the year ended December 31, 2025 amounted to $92. No inventory write-off expenses were recorded during the years ended December 31, 2024 and 2023.

i.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%
Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 20
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

j.	Impairment of long-lived assets:

The Company’s long-lived assets, including finite-lived intangible assets, are reviewed for impairment in accordance with ASC No. 360, “Property, plants and equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds its fair value. During the years ended December 31, 2025, 2024 and 2023, no impairment losses have been recognized.

k.	Leases

Under ASC No. 842, “Leases” (“ASC 842”), the Company determines if an arrangement is a lease at inception. The Company’s assessment is based on: (1) whether the contract includes an identified asset, (2) whether the Company obtains substantially all of the economic benefits from the use of the asset throughout the period of use, and (3) whether the Company has the right to direct how and for what purpose the identified asset is used throughout the period.

The Company elected to combine lease and non-lease components for all contract leases. For short-term leases with a term of 12 months or less, operating lease right-of use (“ROU”) assets and liabilities are not recognized and the Company records lease payments on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. The Company uses its incremental borrowing rate because the rate implicit in the Company’s leases is not readily determinable. The Company’s incremental borrowing rate is based on the information available at the commencement date to determine the present value of the lease payments.

Several of the Company’s leases include options to extend the lease and some have termination options that are factored into the Company’s determination of the lease when appropriate. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. The Company’s lease agreements do not contain any residual value guarantees.

See Note 9 for further information on leases.

l.	Revenue recognition:

The Company’s solution is sold to customers directly, through resellers and to lesser extent through distributors.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation as follows:

a)	Identify the contract with a customer:

The Company generally considers either agreements or purchase orders, which in some cases are governed by master agreements, to be contracts with customers. In evaluating the contract with a customer, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration and considers the probability of collecting substantially all of the consideration.

b)	Identify the performance obligations in the contract:

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

The main performance obligations would generally include:

License for the Company’s software solutions, professional services, managed services, service type warranty and post-contract customer support, each of which are generally distinct as these promises are capable of being distinct and are separately identifiable.

c)	Determine the transaction price:

The transaction price is the amount of consideration to which the Company is entitled in exchange for transferring promised goods or services to a customer. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities. The Company accounts for shipping and handling activities as fulfillment activities. Shipping and handling activities are classified as part of cost of revenues.

Generally, the Company doesn’t grant its customers a right to return the products sold. However, in some cases, the arrangements may include refunds, liquidated damages, penalties or other damages if the Company fails to deliver future goods or services or if the goods or services fail to meet certain specifications. All of the above are accounted for as variable considerations, which may result in an adjustment to the transaction price. The Company includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved.

The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available.

The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less. As the period of time between delivery and payment for most of the Company’s contracts is less than one year, these contracts are not assessed for a significant financing component. In other contracts, the Company determined that those contracts generally do not include a significant financing component, as the primary purpose of the invoicing terms for these contracts is to provide customers with simplified and predictable ways of purchasing the Company’s products and services, not to receive or provide financing. Payment terms generally are 30 to 90 days.

d)	Allocate the transaction price to the performance obligations in the contract:

To determine standalone selling price (“SSP”), the Company maximizes the use of observable standalone sales and observable data, where available. In instances where performance obligations do not have observable standalone sales, the Company utilizes available observable inputs or uses the expected cost-plus margin approach to estimate the price the Company would charge if the products and services were sold separately. For software licenses where the SSP cannot be determined based on observable prices, given the same products are sold for a broad range of amounts and the selling price is highly variable, the SSP included in a contract with multiple performance obligations is determined by applying a residual approach. SSP of services are typically estimated based on observable transactions when these services are sold on a standalone basis or on a cost-plus margin basis. The transaction price is allocated to the separate performance obligations on a relative SSP basis.

e)	Recognize revenue when a performance obligation is satisfied:

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control is either transferred over time or at a point in time.

Products: Revenues from software solutions which include customer acceptance or software license only contracts, are recognized at a point in time of the acceptance of the solution or the point in time the software license is delivered.

Services: Revenues related to managed services, maintenance, support and post-contract customer support are recognized ratably over the contract period since these services have a consistent continuous pattern of transfer to a customer during the contract period. Professional services revenues are recognized as services are performed, using the method that best depicts the transfer of services to the customer, generally using an input method, based on labor hours consumed or ratably, when professional services have a consistent pattern of transfer to the customer.

Deferred revenues represent unrecognized fees collected, for which revenue has not yet been recognized. Deferred revenues are classified as short-term and long-term deferred revenues based on the period in which revenues are expected to be recognized. See also Note 3 for additional revenue recognition disclosures.

m.	Cost of revenues:

Cost of revenues is comprised of cost of third-party hardware and software license fees, maintenance fees related to such third-party hardware and software, employees’ salaries and related costs, shipping and handling costs, subcontractors, inventory write-offs, indirect taxes, importation taxes and royalties to the Israel Innovation Authority (the “IIA”).

n.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation — Stock Compensation”, which requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards over the requisite service period of each of the awards. For graded vesting awards subject to service conditions only, the Company uses the straight-line attribution method. The Company estimates expected forfeitures.

The Company selected the Black-Scholes option-pricing model as the most appropriate fair value method for its share-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based upon actual historical share price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected term was estimated pursuant historical option exercise information. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the expected term of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option-pricing model.

No options were granted in 2023. The fair value for options granted in 2025 and 2024 is estimated at the date of grant with the following weighted average assumptions:

	2025	2024

Dividend yield	0%	0%
Exercise price	11.89	10.01
Expected volatility	40.06%	40.06%
Risk-free interest	4.03%	4.03%
Expected life (in years)	10	10
o.	Advertising and marketing expenses:

Advertising and marketing expenses consist primarily of marketing campaigns and tradeshows. Advertising and marketing expenses are charged to the consolidated statement of income, as incurred. Advertising and marketing expenses for the years ended December 31, 2025, 2024 and 2023, amounted to $746, $534 and $622, respectively.

p.	Research and development costs:

Research and development costs are charged to the consolidated statement of income as incurred except for royalty-bearing participation from the IIA as described in Note 2q.

ASC No. 985-20, “Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release have been insignificant. Therefore, all research and development costs have been expensed.

q.	Government grants:

The Company receives royalty-bearing grants, which represent participation of the IIA in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred. Royalties to the IIA are recorded under cost of revenues, when the related sales are recognized (see also Note 8a1).

r.	Basic and diluted net income per share:

Basic and diluted income per Ordinary Share is presented in conformity with ASC No. 260, “Earnings Per Share”, for all periods presented. Basic income per Ordinary Share is computed by dividing net income for each reporting period by the weighted average number of Ordinary Shares outstanding during the period.

Diluted income per Ordinary Share is computed by dividing net income for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income per share since they were anti-dilutive. The total weighted average number of shares related to the outstanding options and restricted share units (“RSUs”) excluded from the calculation of diluted net income per share was 78,974, 50,459 and 342,583 for the years ended December 31, 2025, 2024 and 2023, respectively.

s.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC 740”). Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of income in the period that includes the enactment date. Deferred tax assets and liabilities are classified as noncurrent on the balance sheet.

The Company evaluates the realizability of deferred tax assets based on all available positive and negative evidence, including historical operating results, projections of future taxable income and tax planning strategies. A valuation allowance is established when, based on the weight of such evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

In accordance with ASC 740, the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% of the amount likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. When applicable, the Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

t.	Severance pay:

The Company’s liability for severance pay is recorded mainly with respect to its Israeli employees and is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company’s Israeli employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company’s contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

The Company’s agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law – 1963, which provides that the Company’s contributions to the severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not recorded as part of the balance sheet, as the Company is legally released from its severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership of the amounts deposited.

Severance expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $1,518, $1,194, and $1,112, respectively.

u.	U.S. defined contribution plan:

The U.S. subsidiaries have a 401(k) defined contribution plan covering certain full time and part time employees in the U.S. who meet certain eligibility requirements, excluding leased employees and contractors. All eligible employees may elect to contribute up to an annual maximum of 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits, but not greater than $23.5 per year (for certain employees between ages 50-59, the maximum contribution is $31 per year).

The U.S. subsidiaries match amounts equal to 100% of the first 5% of the employee’s base compensation that they contribute to the defined contribution plan per year per employee. For the years ended December 31, 2025, 2024 and 2023, the U.S. subsidiary recorded expenses for matching contributions of $155, $140 and $117, respectively.

v.	Fair value of financial instruments:

The Company follows the provisions of ASC No. 820, “Fair Value Measurement” (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

The financial instruments of the Company consist mainly of cash and cash equivalents, bank deposits, trade receivables, trade payables and other liabilities and accrued expenses. The fair values of the Company cash and cash equivalents, bank deposits, trade receivables, other liabilities and accrued expenses and trade payables approximate their carrying amounts due to their short-term nature.

w.	Legal contingencies:

From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company’s estimations and related accruals if any are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events relating to a particular matter.

x.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”, which establishes standards for the reporting and displays of comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income relates to foreign currency translation adjustment and gains or losses on intercompany foreign currency transactions that are of a long-term investment nature in connection with its subsidiary in Brazil.

y.	Business combination:

The Company accounts for its business acquisitions in accordance with ASC No. 805, “Business Combinations.” The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible and intangible assets acquired is assigned based on the fair values as of the date of the acquisition. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies’ respective products and services. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

z.	Goodwill and Other Intangible Assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company’s financial statements as a result of acquisitions.

Goodwill represents excess of the purchase price in a business combination over the fair value of identifiable tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, “Intangible—Goodwill and Other” requires goodwill to be tested for impairment at least annually and, in certain circumstances, between annual tests. The accounting guidance gives the option to perform a qualitative assessment to determine whether further impairment testing is necessary. The qualitative assessment includes judgement and considers events and circumstances that might indicate that a reporting unit’s fair value is less than its carrying amount. The Company operates as one reporting unit. The Company elects to perform an annual impairment test of goodwill as of December 31 of each year, or more frequently if impairment indicators are present.

For the three years ended December 31, 2025, no impairment losses were identified.

Purchased intangible assets with finite lives are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets.

Amortization is calculated using the straight-line method over the estimated useful lives of the assets at the following:

December 31, 2025
Technology	4.67 years
Customer relationships	7.67 years
aa.	Recently adopted accounting standards:

1.	In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation, as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU were required to be adopted for fiscal years beginning after December 15, 2024. The Company adopted this standard for its annual period beginning January 1, 2025, on a prospective basis, which resulted in updated income tax disclosures. See Note 11 for further information.

ab.	Recently issued accounting standards:

1.	In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This amendment introduces a practical expedient for the application of the Current Expected Credit Loss (“CECL”) model to current accounts receivable and contract assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the timing of adoption and impact of this amendment on its consolidated financial statements and related disclosures.

2.	In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40) - Targeted Improvements to the Accounting for Internal-Use Software. The ASU was updated to consider different methods of software development and requires internal use software costs to be capitalized when management has authorized and committed to funding the software project and when significant uncertainty associated with the development of the software has been resolved. The amendments in this ASU are required to be adopted for annual and interim reporting periods beginning after December 15, 2027, with early adoption permitted, and may be applied either through a prospective, retrospective or a modified transition approach. The Company is currently evaluating the effect of adopting the ASU on its consolidated financial statements.

3.	In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The update provides recognition, measurement, presentation, and disclosure requirements for government grants, including guidance for grants related to an asset and grants related to income. The amendments introduce two permitted approaches for asset-related grants: a deferred income approach or a cost accumulation approach. The guidance is effective for the Company beginning January 1, 2029, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements.